UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2016 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.34%
CLOSED-END FUNDS - 54.03%
CONVERTIBLE SECURITIES - 1.94%
Advent Claymore Convertible Securities and Income Fund	153,742	$2,030,932
Advent Claymore Convertible Securities and Income Fund II	347	1,884
AllianzGI Convertible & Income Fund	430,640	2,385,746
AllianzGI Convertible & Income Fund II	270,926	1,322,119
Gabelli Convertible and Income Securities Fund Inc. (The)	55,045	253,207
		5,993,888
CORE - 6.40%
Adams Diversified Equity Fund, Inc.	93,759	1,186,051
General American Investors Company, Inc.	188,421	5,884,388
Guggenheim Enhanced Equity Income Fund	6,200	45,198
Guggenheim Enhanced Equity Strategy Fund	8,644	131,648
Guggenheim Equal Weight Enhanced Equity Income Fund	12,400	200,260
Liberty All-Star Equity Fund	1,050,894	5,222,943
Royce Micro-Cap Trust, Inc.	274,469	1,921,283
Royce Value Trust	387,696	4,539,920
Sprott Focus Trust, Inc.	102,446	623,896
		19,755,587
CORPORATE DEBT INVESTMENT GRADE-RATED - 0.00%
Cutwater Select Income Fund	1	26

DEVELOPED MARKET - 1.18%
Aberdeen Australia Equity Fund, Inc.	391,370	2,176,017
Aberdeen Israel Fund, Inc. *	468	7,923
Aberdeen Singapore Fund, Inc.	44,833	402,600
Japan Smaller Capitalization Fund, Inc.	31,105	300,163
New Ireland Fund, Inc. (The)	21,162	274,873
Swiss Helvetia Fund, Inc. (The)	48,225	490,931
		3,652,507
EMERGING MARKETS - 1.75%
Aberdeen Chile Fund, Inc.	149,715	899,787
Aberdeen Indonesia Fund, Inc.	10,986	65,696
First Trust/Aberdeen Emerging Opportunity Fund	17,465	243,287
India Fund, Inc. (The)	2,800	64,288
Morgan Stanley China A Share Fund, Inc.	73,600	1,245,312
Templeton Dragon Fund, Inc.	8,400	143,808
Turkish Investment Fund, Inc. (The)	28,031	257,044
Voya Emerging Markets High Dividend Equity Fund	320,993	2,481,276
		5,400,498

ENERGY MLP - 0.20%
Fiduciary/Claymore MLP Opportunity Fund	55,800	612,126

GENERAL & INSURED LEVERAGED - 0.00%
Invesco Value Municipal Income Trust	1	14

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2016 (Unaudited)

Description	No. of Shares	Value
GENERAL BOND - 0.01%
Deutsche Strategic Income Trust	4,171	$46,173

GLOBAL - 12.20%
Alpine Global Dynamic Dividend Fund	227,745	1,942,665
Alpine Global Total Dynamic Dividend Fund	1,091,449	8,185,868
Calamos Global Dynamic Income Fund	348,067	2,446,911
Clough Global Opportunities Fund	413,972	3,965,852
Calamos Global Total Return Fund	67,497	751,242
Clough Global Allocation Fund	94,468	1,095,829
Clough Global Equity Fund	155,715	1,694,179
Delaware Enhanced Global Dividend and Income Fund	352,791	3,228,038
Eaton Vance Tax-Advantaged Global Dividend Fund	192,914	2,787,607
Gabelli Multimedia Trust Inc. (The)	162,517	1,194,500
GDL Fund (The)	216,072	2,158,559
Lazard Global Total Return and Income Fund, Inc.	50,394	626,397
Lazard World Dividend & Income Fund, Inc.	92,813	838,101
Royce Global Value Trust, Inc.	116,882	861,420
Voya Infrastructure, Industrials and Materials Fund	185,105	2,308,259
Wells Fargo Advantage Global Dividend Opportunity Fund	599,840	3,581,045
		37,666,472
HIGH CURRENT YIELD (LEVERAGED) - 0.30%
Avenue Income Credit Strategies Fund	84,762	928,992

INCOME & PREFERRED STOCK - 2.59%
Calamos Strategic Total Return Fund	560,921	5,334,359
LMP Capital and Income Fund Inc.	214,854	2,657,744
		7,992,103
LOAN PARTICIPATION - 1.09%
Apollo Senior Floating Rate Fund Inc.	189,128	2,874,746
Nuveen Credit Strategies Income Fund	60,327	477,187
		3,351,933
NATURAL RESOURCES - 4.64%
Adams Natural Resources Fund, Inc.	56,689	1,019,835
BlackRock Resources & Commodities Strategy Trust	1,369,242	9,872,235
Tortoise Energy Independence Fund, Inc.	165,564	1,892,397
Voya Natural Resources Equity Income Fund	271,513	1,531,333
		14,315,800
OPTION ARBITRAGE/OPTIONS STRATEGIES - 3.88%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	612,731	7,512,082
BlackRock Global Opportunities Equity Trust	17,200	204,336
Cohen & Steers Global Income Builder, Inc.	234,119	2,055,565
First Trust Enhanced Equity Income Fund	17,600	224,224
Voya Global Advantage and Premium Opportunity Fund	17,100	174,420
Voya Global Equity Dividend and Premium Opportunity Fund	216,343	1,533,872
Voya International High Dividend Equity Fund	38,337	246,890
		11,951,389
PACIFIC EX JAPAN - 0.14%
Asia Pacific Fund, Inc. (The)	400	3,844
Aberdeen Greater China Fund, Inc.	50,582	419,831
		423,675

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2016 (Unaudited)

Description	No. of Shares	Value
REAL ESTATE - 11.28%
Alpine Global Premier Properties Fund	1,099,963	$6,148,793
CBRE Clarion Global Real Estate Income Fund	1,141,140	8,912,303
Cohen & Steers Preferred Securities and Income Fund, Inc.	657,261	12,435,378
Cohen & Steers Quality Income Realty Fund, Inc.	101,619	1,261,092
LMP Real Estate Income Fund Inc.	78,836	1,076,900
Neuberger Berman Real Estate Securities Income Fund Inc.	294,962	1,501,357
Nuveen Real Estate Income Fund	94,353	1,022,787
RMR Real Estate Income Fund	127,145	2,461,526
		34,820,136
SECTOR EQUITY - 1.19%
GAMCO Natural Resources, Gold & Income Trust by Gabelli	123,147	810,307
Nuveen Real Asset Income and Growth Fund	175,000	2,689,750
Tekla Life Sciences Investors	9,866	176,996
		3,677,053
UTILITY - 5.24%
Cohen & Steers Infrastructure Fund, Inc.	312,263	6,185,930
Duff & Phelps Global Utility Income Fund Inc.	346,097	5,506,403
Gabelli Global Utility & Income Trust (The)	60,473	1,082,467
Macquarie Global Infrastructure Total Return Fund Inc.	169,522	3,405,697
		16,180,497

TOTAL CLOSED-END FUNDS		166,768,869

CONSUMER DISCRETIONARY - 5.53%
Amazon.com, Inc. *	10,500	6,233,220
Comcast Corporation - Class A	41,013	2,505,074
Dollar General Corporation	2,300	196,880
Home Depot, Inc. (The)	19,600	2,615,228
Lowe's Companies, Inc.	8,000	606,000
Ross Stores, Inc.	3,000	173,700
Starbucks Corporation	15,000	895,500
Time Warner Cable Inc.	4,000	818,480
Twenty-First Century Fox, Inc.	5,000	141,000
Walt Disney Company (The)	29,200	2,899,852
		17,084,934
CONSUMER STAPLES - 4.84%
ConAgra Foods, Inc.	7,500	334,650
Constellation Brands, Inc.	3,000	453,270
Costco Wholesale Corporation	9,000	1,418,220
CVS Caremark Corporation	18,430	1,911,744
General Mills, Inc.	3,900	247,065
Kimberly-Clark Corporation	5,000	672,550
Kraft Heinz Company (The)	4,000	314,240
Kroger Co. (The)	30,000	1,147,500
Mondelēz International, Inc. - Class A	12,000	481,440
Monster Beverage Corporation *	4,000	533,520
Reynolds American Inc.	22,000	1,106,820
Walgreens Boots Alliance, Inc.	15,000	1,263,600
Wal-Mart Stores, Inc.	73,700	5,047,713
		14,932,332

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2016 (Unaudited)

Description	No. of Shares	Value
ENERGY - 2.14%
Chevron Corporation	11,000	$1,049,400
Exxon Mobil Corporation	39,936	3,338,250
Occidental Petroleum Corporation	6,000	410,580
Phillips 66	7,987	691,594
Schlumberger Limited	8,000	590,000
Valero Energy Corporation	8,000	513,120
		6,592,944
EXCHANGE-TRADED FUNDS - 1.00%
iShares Core S&P 500 ETF	15,000	3,099,750

FINANCIALS - 7.38%
Allstate Corporation (The)	4,000	269,480
American Express Company	13,000	798,200
American International Group, Inc.	8,000	432,400
American Tower Corporation	4,000	409,480
Aon plc	8,500	887,825
Berkshire Hathaway Inc. - Class B *	44,000	6,242,720
Chubb Limited	6,000	714,900
Intercontinental Exchange, Inc.	2,500	587,850
JPMorgan Chase & Co.	66,132	3,916,337
Marsh & McLennan Companies, Inc.	8,500	516,715
McGraw Hill Financial, Inc.	2,000	197,960
Moody’s Corporation	3,000	289,680
PNC Financial Services Group, Inc. (The)	8,000	676,560
Travelers Companies, Inc. (The)	6,000	700,260
Wells Fargo & Company	126,800	6,132,048
		22,772,415
HEALTH CARE - 6.39%
Abbott Laboratories	26,200	1,095,946
AbbVie Inc.	11,200	639,744
Aetna Inc.	11,000	1,235,850
Allergan plc *	6,577	1,762,833
Amgen Inc.	17,800	2,668,754
Anthem, Inc.	4,000	555,960
Boston Scientific Corporation *	2,000	37,620
Cardinal Health, Inc.	6,000	491,700
Celgene Corporation *	10,000	1,000,900
Cigna Corporation	5,000	686,200
Eli Lilly and Company	11,000	792,110
Express Scripts Holding Company *	8,000	549,520
Gilead Sciences, Inc.	7,000	643,020
Johnson & Johnson	13,000	1,406,600
McKesson Corporation	3,000	471,750
Merck & Company, Inc.	35,267	1,865,977
Stryker Corporation	8,000	858,320
Thermo Fisher Scientific Inc.	10,000	1,415,900
UnitedHealth Group Incorporated	12,000	1,546,800
		19,725,504

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2016 (Unaudited)

Description	No. of Shares	Value
INDUSTRIALS - 4.41%
3M Company	5,000	$833,150
Danaher Corporation	13,000	1,233,180
Delta Air Lines, Inc.	18,000	876,240
FedEx Corporation	6,000	976,320
General Dynamics Corporation	6,000	788,220
General Electric Company	74,000	2,352,460
Honeywell International Inc.	22,400	2,509,920
Illinois Tool Works Inc.	8,000	819,520
Lockheed Martin Corporation	4,000	886,000
Northrop Grumman Corporations	5,000	989,500
Raytheon Company	5,000	613,150
Southwest Airlines Co.	12,000	537,600
Waste Management, Inc.	3,100	182,900
		13,598,160
INFORMATION TECHNOLOGY - 9.73%
Alphabet Inc. - Class A *	2,000	1,525,800
Alphabet Inc. - Class C *	16,005	11,922,925
Apple Inc.	43,000	4,686,570
Automatic Data Processing, Inc.	7,000	627,970
Cisco Systems, Inc.	35,000	996,450
Cognizant Technology Solutions Corporation *	6,000	376,200
Facebook, Inc. *	21,000	2,396,100
Fiserv, Inc. *	4,000	410,320
Intel Corporation	36,000	1,164,600
MasterCard Incorporated	7,000	661,500
Microsoft Corporation	62,000	3,424,260
Oracle Corporation	26,272	1,074,788
Visa Inc.	10,000	764,800
		30,032,283
MATERIALS - 1.49%
Air Products & Chemicals, Inc.	5,000	720,250
Dow Chemical Company (The)	29,500	1,500,370
Ecolab Inc.	5,500	613,360
LyondellBasell Industries N.V.	7,000	599,060
PPG Industries, Inc.	8,000	891,920
Sherwin-Williams Company (The)	1,000	284,670
		4,609,630
TELECOMMUNICATION SERVICES - 1.41%
AT&T, Inc.	7,568	296,439
Verizon Communications, Inc.	75,000	4,056,000
		4,352,439
UTILITIES - 0.99%
American Electric Power Company, Inc.	4,200	278,880
Dominion Resources, Inc.	10,000	751,200
Duke Energy Corporation	5,300	427,604
Edison International	2,500	179,725
NextEra Energy, Inc.	6,000	710,040
PPL Corporation	6,000	228,420
Public Service Enterprises Group, Inc.	6,500	306,410

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2016 (Unaudited)

Description	No. of Shares	Value
Xcel Energy Inc.	4,000	$167,280
		3,049,559
TOTAL EQUITY SECURITIES (cost - $300,365,152)		306,618,819

SHORT-TERM INVESTMENT - 0.89%
MONEY MARKET FUND - 0.89%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.23%^ (cost - $2,740,177)	2,740,177	2,740,177

TOTAL INVESTMENTS - 100.23% (cost - $303,105,329)		309,358,996

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.23)%		(711,685)

NET ASSETS - 100.00%		$308,647,311

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2016.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2016:

Cost of portfolio investments	$304,403,015
Gross unrealized appreciation	$24,901,711
Gross unrealized depreciation	(19,945,730)
Net unrealized appreciation	$4,955,981

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles.  These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$306,618,819	$-
Short-Term Investments	-	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$306,618,819	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's  investments into major categories is disclosed in its Schedule of Investments.

As of March 31, 2016, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2016.

In May 2015, the FASB issued ASU No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Fund's investment in Fidelity Institutional Money Market Government Portfolio - Class I has been removed from Level 1 disclosure under the guidance provided by the amendment to such ASU.

The  Fund  is  exposed  to  financial   market  risks,  including  the  valuations  of  its  investment portfolio. During the three months ended March 31, 2016, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 2, 2016 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 26, 2016

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 26, 2016

* Print the name and title of each signing officer under his or her signature.